PLANT, PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PLANT, PROPERTY AND EQUIPMENT	PLANT, PROPERTY AND EQUIPMENT

at December 31	2021			2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Canadian Natural Gas Pipelines
NGTL System
Pipeline	14,892	5,751	9,141	14,190	5,278	8,912
Compression	6,191	2,065	4,126	5,421	1,906	3,515
Metering and other	1,458	705	753	1,393	648	745
	22,541	8,521	14,020	21,004	7,832	13,172
Under construction	2,285	—	2,285	1,402	—	1,402
	24,826	8,521	16,305	22,406	7,832	14,574
Canadian Mainline
Pipeline	10,423	7,698	2,725	10,297	7,443	2,854
Compression	4,165	3,125	1,040	3,930	3,000	930
Metering and other	652	264	388	637	239	398
	15,240	11,087	4,153	14,864	10,682	4,182
Under construction	139	—	139	150	—	150
	15,379	11,087	4,292	15,014	10,682	4,332
Other Canadian Natural Gas Pipelines[1]
Other	1,937	1,567	370	1,885	1,508	377
Under construction	58	—	58	42	—	42
	1,995	1,567	428	1,927	1,508	419
	42,200	21,175	21,025	39,347	20,022	19,325
U.S. Natural Gas Pipelines
Columbia Gas
Pipeline	11,205	799	10,406	10,198	557	9,641
Compression	4,522	381	4,141	4,287	276	4,011
Metering and other	3,657	257	3,400	3,388	185	3,203
	19,384	1,437	17,947	17,873	1,018	16,855
Under construction	433	—	433	1,070	—	1,070
	19,817	1,437	18,380	18,943	1,018	17,925
ANR
Pipeline	1,820	557	1,263	1,685	512	1,173
Compression	2,559	565	1,994	2,146	489	1,657
Metering and other	1,391	422	969	1,289	388	901
	5,770	1,544	4,226	5,120	1,389	3,731
Under construction	833	—	833	431	—	431
	6,603	1,544	5,059	5,551	1,389	4,162

at December 31	2021			2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Other U.S. Natural Gas Pipelines
Columbia Gulf	2,749	178	2,571	2,638	151	2,487
GTN	2,701	1,071	1,630	2,330	1,008	1,322
Great Lakes	2,162	1,255	907	2,117	1,223	894
Other[2]	1,755	657	1,098	1,568	578	990
	9,367	3,161	6,206	8,653	2,960	5,693
Under construction	533	—	533	389	—	389
	9,900	3,161	6,739	9,042	2,960	6,082
	36,320	6,142	30,178	33,536	5,367	28,169
Mexico Natural Gas Pipelines
Pipeline	2,957	476	2,481	2,952	411	2,541
Compression	480	80	400	480	69	411
Metering and other	626	155	471	624	133	491
	4,063	711	3,352	4,056	613	3,443
Under construction	2,590	—	2,590	2,525	—	2,525
	6,653	711	5,942	6,581	613	5,968
Liquids Pipelines
Keystone Pipeline System
Pipeline	9,209	1,758	7,451	9,254	1,579	7,675
Pumping equipment	1,020	252	768	1,025	228	797
Tanks and other	3,534	737	2,797	3,522	644	2,878
	13,763	2,747	11,016	13,801	2,451	11,350
Under construction[3]	72	—	72	2,870	—	2,870
	13,835	2,747	11,088	16,671	2,451	14,220
Intra-Alberta Pipelines	199	14	185	198	9	189
	14,034	2,761	11,273	16,869	2,460	14,409
Power and Storage
Natural Gas	1,267	605	662	1,255	569	686
Natural Gas Storage and Other	797	216	581	780	194	586
	2,064	821	1,243	2,035	763	1,272
Under construction	5	—	5	11	—	11
	2,069	821	1,248	2,046	763	1,283
Corporate	836	320	516	993	372	621
	102,112	31,930	70,182	99,372	29,597	69,775
1Includes Foothills, Ventures LP and Great Lakes Canada.
2Includes Portland, North Baja, Tuscarora, Crossroads and mineral rights.
3Following the revocation of the Presidential Permit for the Keystone XL pipeline project on January 20, 2021, the Company recognized a pre-tax asset impairment charge of $3,126 million, of which $2,896 million was related to Keystone XL assets under construction and $230 million was related to associated capital projects in development. Refer to Note 6, Keystone XL, for additional information.